Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table sets forth the actual compensation paid to our NEOs in relation to certain financial performance measures of the Company. For more information, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

					Value of $100 Initial Fixed Investment
Year	Summary Compensation Table Total for PEO(1) $	Compensation Actually Paid to PEO(2) $	Average Summary Compensation Table Total for Non-PEO NEOs(3) $	Average Compensation Actually Paid to Non-PEO NEOs(4) $	Company Total Shareholder Return(5) $	Total Average Shareholder Return of S&P Small-Cap 600 & S&P Small-Cap Chemicals Indices(6) $	Net Income ($ millions)(7) $	Adjusted EBITDA ($ millions)(8) $
2024	4,558,951	(5,738,080)	961,869	(64,944)	56.94	100.78	44	302.2
2023	7,585,239	17,177,135	1,207,890	2,558,056	137.14	93.89	104	332.3
2022	4,690,597	7,141,073	840,821	940,221	124.63	82.20	106	312.3
2021	5,899,282	4,780,304	824,244	567,016	151.95	114.18	135	268.4
2020	2,882,368	2,731,917	622,172	584,761	132.45	123.36	18.0	200.0

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Painter, our principal executive officer (PEO), for each corresponding year in the “Total” column of the Summary Compensation Table in this proxy statement.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to Mr. Painter’s total compensation for each applicable year to determine the compensation actually paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	PEO Year End Fair Value of Equity Awards $	PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards $	PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year $	PEO Total Equity Award Adjustments $
2024	1,840,682	(5,181,193)	(4,186,684)	(7,527,196)
2023	8,113,199	4,249,492	3,386,878	15,749,569
2022	3,571,870	1,486,773	136,924	5,195,567
2021	2,988,714	(511,568)	6,925	2,484,070
2020	2,015,610	(260,568)	(85,125)	1,669,917

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group excluding Mr. Painter in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs excluding Mr. Painter included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Glajch, Riveros and Quinones and Dr. Niewiem; for 2023, Messrs. Glajch, Riveros and Quinones; and for (ii) for 2022, Messrs. Hrivnak, Riveros, Quinones and Dr. Niewiem.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group excluding Mr. Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group excluding Mr. Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to the average total compensation for the NEOs as a group excluding Mr. Painter for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	non-PEO Year End Fair Value of Equity Awards ($)	non-PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	non-PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	non-PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	non-PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	non-PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	non-PEO Total Equity Award Adjustments ($)
2024	890,073	(1,190,253)	—	(2,395,095)	—	—	(2,695,275)
2023	865,598	343,716	—	140,851	—	—	1,350,165
2022	336,751	49,259	—	(3,579)	—	—	382,430
2021	132,268	(18,720)	—	5,446	(61,384)	—	57,610
2020	162,505	(23,939)	—	(29,213)	—	—	109,353

(5)
Cumulative TSR, as reported in this column, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the total average shareholder return of the S&P Small-Cap 600 Index and S&P Small-Cap Chemicals Index. The peer group used for this purpose is consistent with the peer group indicated in the Performance Graph in our Annual Report and Form 10-K for the year ended December 31,2024, filed with the SEC on February 19, 2025.

(7)
The dollar amounts reported in this column represent the amount of net income reflected in our audited financial statements for the applicable year as reported in our respective Annual Reports on Form 10-K.

(8)
“Adjusted EBITDA” is defined as income from operations before depreciation and amortization, share-based compensation, and non-recurring items (such as, restructuring expenses, consulting fees related to Company strategy, legal settlement gain, etc.) plus earnings in affiliated companies, net of tax.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Painter, our principal executive officer (PEO), for each corresponding year in the “Total” column of the Summary Compensation Table in this proxy statement.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group excluding Mr. Painter in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs excluding Mr. Painter included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Messrs. Glajch, Riveros and Quinones and Dr. Niewiem; for 2023, Messrs. Glajch, Riveros and Quinones; and for (ii) for 2022, Messrs. Hrivnak, Riveros, Quinones and Dr. Niewiem.

Peer Group Issuers, Footnote
(6)
Represents the total average shareholder return of the S&P Small-Cap 600 Index and S&P Small-Cap Chemicals Index. The peer group used for this purpose is consistent with the peer group indicated in the Performance Graph in our Annual Report and Form 10-K for the year ended December 31,2024, filed with the SEC on February 19, 2025.

PEO Total Compensation Amount	$ 4,558,951	$ 7,585,239	$ 4,690,597	$ 5,899,282	$ 2,882,368
PEO Actually Paid Compensation Amount	$ (5,738,080)	17,177,135	7,141,073	4,780,304	2,731,917
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to Mr. Painter’s total compensation for each applicable year to determine the compensation actually paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	PEO Year End Fair Value of Equity Awards $	PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards $	PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year $	PEO Total Equity Award Adjustments $
2024	1,840,682	(5,181,193)	(4,186,684)	(7,527,196)
2023	8,113,199	4,249,492	3,386,878	15,749,569
2022	3,571,870	1,486,773	136,924	5,195,567
2021	2,988,714	(511,568)	6,925	2,484,070
2020	2,015,610	(260,568)	(85,125)	1,669,917

Non-PEO NEO Average Total Compensation Amount	$ 961,869	1,207,890	840,821	824,244	622,172
Non-PEO NEO Average Compensation Actually Paid Amount	$ (64,944)	2,558,056	940,221	567,016	584,761
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group excluding Mr. Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group excluding Mr. Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to the average total compensation for the NEOs as a group excluding Mr. Painter for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Year	non-PEO Year End Fair Value of Equity Awards ($)	non-PEO Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	non-PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	non-PEO Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	non-PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	non-PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	non-PEO Total Equity Award Adjustments ($)
2024	890,073	(1,190,253)	—	(2,395,095)	—	—	(2,695,275)
2023	865,598	343,716	—	140,851	—	—	1,350,165
2022	336,751	49,259	—	(3,579)	—	—	382,430
2021	132,268	(18,720)	—	5,446	(61,384)	—	57,610
2020	162,505	(23,939)	—	(29,213)	—	—	109,353

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between the Compensation Actually Paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs for each of the last five financial years against Company TSR and the Peer Group TSR over the last five financial years:

Compensation Actually Paid vs. Net Income
The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs for each of the last five financial years against our net income and Adjusted EBITDA for each of those years:

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs for each of the last five financial years against our net income and Adjusted EBITDA for each of those years:

Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between the Compensation Actually Paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs for each of the last five financial years against Company TSR and the Peer Group TSR over the last five financial years:

Tabular List, Table
Following is an unranked list of our 2024 financial performance measures our Compensation Committee considered most important in linking the short- term and long- term compensation actually paid to our NEOs with Company performance:
•	Adjusted EBITDA
•	Return on Capital Employed (ROCE)
•	Relative Total Shareholder Return (rTSR)
In addition to the financial performance measures listed above, for 2024, our Compensation Committee determined the following non-financial measures as key performance measures of our short- term and long- term incentive plans to further align the interests of our senior management team with the interests of our stockholders:
•	Safety performance
•	Sustainability ratings
•	Employee engagement scores
•	Key Strategic Projects execution

Total Shareholder Return Amount	$ 56.94	137.14	124.63	151.95	132.45
Peer Group Total Shareholder Return Amount	100.78	93.89	82.2	114.18	123.36
Net Income (Loss)	$ 44,000,000	$ 104,000,000	$ 106,000,000	$ 135,000,000	$ 18,000,000
Company Selected Measure Amount	302,200,000	332,300,000	312,300,000	268,400,000	200,000,000
PEO Name	Mr. Painter	Mr. Painter	Mr. Painter	Mr. Painter	Mr. Painter
Additional 402(v) Disclosure
Valuation Methodology
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2024
Restricted Stock Units
Stock Price	$14.97 - $26.70
Performance Share Units
Financial Metric Multiplier	0%-200%
Volatility	41.92% - 46.68%
Risk-Free Interest Rate	4.08% - 4.16%

Stock Price Minimum	$ 14.97
Stock Price Maximum	$ 26.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Minimum	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Maximum	200.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	41.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	46.68%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.08%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.16%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
“Adjusted EBITDA” is defined as income from operations before depreciation and amortization, share-based compensation, and non-recurring items (such as, restructuring expenses, consulting fees related to Company strategy, legal settlement gain, etc.) plus earnings in affiliated companies, net of tax.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Safety performance
Measure:: 5
Pay vs Performance Disclosure
Name	Sustainability ratings
Measure:: 6
Pay vs Performance Disclosure
Name	Employee engagement scores
Measure:: 7
Pay vs Performance Disclosure
Name	Key Strategic Projects execution
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,769,835)	$ (6,157,673)	$ (2,745,091)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,527,196)	15,749,569	5,195,567	$ 2,484,070	$ 1,669,917
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,840,682	8,113,199	3,571,870	2,988,714	2,015,610
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,181,193)	4,249,492	1,486,773	(511,568)	(260,568)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,186,684)	3,386,878	136,924	6,925	(85,125)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,695,275)	1,350,165	382,430	57,610	109,353
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,073	865,598	336,751	132,268	162,505
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,190,253)	343,716	49,259	(18,720)	(23,939)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,395,095)	140,851	(3,579)	5,446	(29,213)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(61,384)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0